Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The domestic and foreign components of income (loss) before income taxes and (provision for) recovery of income taxes were as follows:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Income (loss) before income taxes
Domestic	599	(2,553)
Foreign	(414)	(1,070)
	185	(3,623)

Current income tax (expense) recovery
Domestic	1	—
Foreign	(55)	(24)
	(54)	(24)
Deferred income tax recovery (expense)
Domestic	(2)	180
Foreign	3	7
	1	187

(Provision for) recovery of income taxes	(53)	163

The reconciliation of the expected income tax (expense) recovery calculated using the statutory tax rate to the actual (provision for) recovery of income taxes reported in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2023 and 2022 is as follows:

	Years ended
	December 31, 2023	December 31, 2022
	$	$
Income (loss) before income taxes	185	(3,623)
Expected income tax (expense) recovery at Canadian statutory income tax rate of 26.5% (2022 - 26.5%)	(49)	960
Permanent differences
Net unrealized gain (loss) on equity and other investments	276	(419)
Sales of businesses	195	—
Canadian taxes on foreign earnings	(51)	—
Stock-based compensation	(74)	(18)
Other permanent differences	(6)	(11)
Foreign tax rate differential	48	36
Tax credits recognized during the year	21	17
Change in valuation allowance	(409)	(397)
Other items	(4)	(5)
(Provision for) recovery of income taxes	(53)	163
The significant components of the Company’s deferred income tax assets and liabilities as of December 31, 2023 and 2022 were as follows:

	December 31, 2023	December 31, 2022
	$	$
Deferred tax assets
Tax loss carryforwards	806	435
Accruals and reserves	98	90
Tax credits	84	57
Capital and intangible assets	39	35
Stock-based compensation expense	34	54
Research and development expenditures	156	88
Lease liabilities	74	130
Share issuance costs	5	10
Other deferred tax assets	1	—
Total deferred tax assets, before valuation allowance	1,297	899
Valuation allowance	(1,039)	(630)
Total deferred tax assets	258	269

Deferred tax liabilities
Equity and other investments	(77)	(23)
Outside basis difference of foreign subsidiaries	(104)	(24)
Lease assets	(29)	(90)
Intangible assets	(6)	(104)
Other deferred tax liabilities	(4)	(3)
Total deferred tax liabilities	(220)	(244)

Total deferred tax assets, net	38	25

During the year ended December 31, 2023, the Company assessed whether a valuation allowance should be established or maintained against its deferred tax assets, based on consideration of all available positive and negative evidence, using a "more-likely-than-not" standard. The factors the Company uses to assess the likelihood of realization are its recent operating results, historical losses and the cumulative losses, forecasts of future pre-tax income, and tax planning strategies that could be implemented to realize the deferred tax assets.

The Company had a provision for income taxes of $53 in the year ended December 31, 2023, primarily on account of earnings in jurisdictions outside of North America.

As a result of the application of the Company's tax rates to the results of ongoing operations, other discrete items primarily related to unrealized non-deductible losses on equity and other investments, share-based compensation, and change in valuation allowance related to deferred tax assets in Canada as well as the United States, the Company had a recovery for income taxes of $163 in the year ended December 31, 2022.

During the year ended December 31, 2022, and following the reversal of a large portion of the unrealized gains on the Company’s equity and other investments, a valuation allowance was recorded against the excess of the Company's Canadian deferred income tax assets relative to its deferred income tax liabilities as the Company has a history of operating losses.
The Company receives a development and expansion incentive under the International Headquarters Award in Singapore. The incentives granted by the authorities to the Company expires March 31, 2026 and provide a concessionary tax rate of 5% to earnings in excess of the base income threshold. As a result of the incentive, the Company received an aggregate tax benefit of $9 during the year ended December 31, 2023 and $2 during the year ended December 31, 2022.

The Company had no material uncertain income tax positions for the years ended December 31, 2023 and 2022. The Company's accounting policy is to recognize interest and penalties related to uncertain tax positions as a component of income tax expense. In the years ended December 31, 2023 and 2022, there was no material interest or penalties related to uncertain tax positions.

The Company remains subject to audit by the relevant tax authorities for the years ended 2016 through 2023.

Investment tax credits, which are earned as a result of qualifying R&D expenditures, are recognized and applied to reduce income tax expense in the year in which the expenditures are made and their realization is reasonably assured.

As of December 31, 2023 and 2022, the Company had Canadian and U.S. federal unused non-capital tax losses of approximately $500 and $1,220, respectively. In addition, as of December 31, 2023 and 2022, the Company had unused non-capital tax losses in various U.S. states of approximately $1,507 and $1,766, respectively. As of December 31, 2023, $347 and $59 of the federal and state non-capital tax losses, respectively, have no expiry. The remaining non-capital tax losses of $153 and $1,448, respectively, are due to expire between 2029 and 2042. As of December 31, 2023, the Company also has $764 of capital losses in Canada that do not expire as well as $1,679 of capital losses in the U.S. that begin to expire in 2028. In addition, as of December 31, 2023 and 2022, the Company had an undeducted Canadian R&D expenditure balance totaling $226 and $141, respectively, which does not expire. As of December 31, 2023 and 2022, the Company had tax credits of $104 and $70, respectively. The U.S federal tax credits will begin to expire in 2034 if unused and the U.S. state R&D credits will begin to expire starting in 2031. The Canadian investment tax credits are due to expire between 2039 and 2043.